Taxation - Recognized in the Consolidated Statement of Profit and Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Current tax
Current tax on loss for the period	$ 801	$ 569		$ (3,457)
Adjustments to tax in respect of previous periods	31	4,070		(2,102)
Total current tax	832	4,639		(5,559)
Deferred tax
Origination and reversal of timing differences	(2,306)	0		0
Total deferred tax	(2,306)	0		0
Tax benefit / (provision)	$ (1,474)	$ 4,639	[1]	$ (5,559)	[1]

[1]	Restated to reflect reclassification of certain expense items described in Note 2.